Prudential Equity Income Fund
                               (Class Z Shares)

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PROSPECTUS DATED MARCH 1, 1996

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Prudential Equity Income Fund (the Fund) is an open-end, diversified manage-
ment investment company. Its investment objective is both current income and capital appreciation. It seeks to achieve this objective by investing primar-ily in common stocks and convertible securities that provide investment income returns above those of the Standard & Poor's 500 Stock Index or the NYSE Com-posite Index. In normal circumstances, the Fund intends to invest at least 65% of its total assets in such securities. The balance of the Fund's assets may be invested in other common stocks, other securities convertible into common stocks, debt securities and certain derivatives, including options on stocks and stock indices. Common stocks may include securities of foreign issuers. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies." The Fund's address is One Seaport Plaza, New York, New York 10292, and its tele-phone number is (800) 225-1852.

The Fund's purchase and sale of put and call options and related short-term trading may result in a high portfolio turnover rate. These activities may be considered speculative and may result in higher risks and costs to the Fund. The Fund may also buy and sell stock index futures and options thereon for the purpose of hedging its securities portfolio and may buy and sell options on stock indices, in each case in accordance with limits described herein. See "How the Fund Invests--Investment Objective and Policies."

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Class Z shares are offered exclusively for sale to the PSI Cash Balance Pen-
sion Plan and to participants in the PSI 401(k) Plan, each an employee benefit plan sponsored by Prudential Securities Incorporated (the PSI Pension Plan and the PSI 401(k) Plan, respectively, and collectively referred to herein as the Plans). Only Class Z shares are offered through this Prospectus. The Fund also offers Class A, Class B and Class C shares through the attached Prospectus dated January 2, 1996 (the Retail Class Prospectus), which is a part hereof.

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This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated January 2, 1996, which information is incorporated herein by reference (is legally considered a part of this Pro-spectus) and is available without charge upon request to the Fund at the ad-dress or telephone number noted above.

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Investors are advised to read this Prospectus and retain it for future reference.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 FUND EXPENSES

                                                                  CLASS Z SHARES
                                                                  --------------
 SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases (as a percentage of
   offering price)...............................................      None
  Maximum Sales Load or Deferred Sales Load Imposed on Reinvested
   Dividends.....................................................      None
  Deferred Sales Load (as a percentage of original purchase price or redemption proceeds,
   whichever is lower)...........................................      None
  Redemption Fees................................................      None
  Exchange Fee...................................................      None
 ANNUAL FUND OPERATING EXPENSES*                                  CLASS Z SHARES
  (as a percentage of average net assets)                         --------------
  Management Fees................................................       .54%
  12b-1 Fees.....................................................      None
  Other Expenses.................................................       .24
                                                                        ---
  Total Fund Operating Expenses..................................       .78%
                                                                        ===

  EXAMPLE                                      1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
  You would pay the following expenses on a
   $1,000 investment, assuming (1) 5% annual
   return and (2) redemption at the end of
   each time period:
      Class Z.................................   $8     $25     $43     $97

 The above example is based on expenses expected to have been incurred if Class Z shares had been in existence throughout the fiscal year ended October 31, 1995. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

 The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in the Class Z shares of the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes operating expenses of the Fund, such as Trustees' and professional fees, registration fees, reports to shareholders and transfer agency and custodian fees.
 --------
 * Estimated based on expenses expected to have been incurred if Class Z shares had been in existence throughout the fiscal year ended October 31, 1995.

  THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND IS MANAGED--DISTRIBUTOR" IN THE RETAIL CLASS PROSPECTUS:

  Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Fund.

  THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND VALUES ITS SHARES" IN THE RETAIL CLASS PROSPECTUS:

  The NAV of Class Z shares will generally be higher than the NAV of Class A, Class B or Class C shares as a result of the fact that the Class Z shares are not subject to any distribution and/or service fee. It is expected, however, that the NAV of the four classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution-related expense accrual differential among the classes.

  THE FOLLOWING INFORMATION SUPPLEMENTS "TAXES, DIVIDENDS AND DISTRIBUTIONS-- TAXATION OF SHAREHOLDERS" IN THE RETAIL CLASS PROSPECTUS:

  As a qualified plan, each Plan generally pays no federal income tax. Individual participants in either Plan should consult Plan documents and their own tax advisers for information on the tax consequences associated with participating in the Plan.

  The per share dividends on Class Z shares will generally be higher than the per share dividends on Class A, Class B or Class C shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.

  THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "SHAREHOLDER GUIDE--HOW TO BUY SHARES OF THE FUND" AND "SHAREHOLDER GUIDE--HOW TO SELL YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:

  Class Z shares of the Fund are offered exclusively for sale to the PSI Pension Plan and to participants in the PSI 401(k) Plan. Such shares may be purchased or redeemed only by the Plans on behalf of their respective individual Plan participants at NAV without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The PSI 401(k) Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to contributions in the Plan. The PSI Pension Plan purchases and redeems shares pursuant to the investment choices of the PSI Pension Committee. All purchases through the Plans will be for Class Z shares. Effective as of March 1, 1996, Class A shares held through the PSI 401(k) Plan on behalf of participants will be automatically exchanged at relative net asset value for Class Z shares. Individual PSI 401(k) Plan participants should contact the Prudential Securities Benefits Department for information on making or changing investment choices. The Prudential Securities Benefits Department is located at One Seaport Plaza, 33rd Floor, New York, New York 10292 and may be reached by calling (212) 214-7194.

  The average net asset value per share at which shares of the Fund are purchased or redeemed by the PSI Pension Plan or the PSI 401(k) Plan for the accounts of individual Plan participants might be more or less than the net asset value per share prevailing at the time that the PSI Pension Committee or the PSI 401(k) Plan participants made their investment choices or that the PSI 401(k) Plan participants made their contributions to the PSI 401(k) Plan.

  THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER GUIDE--HOW TO EXCHANGE YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:

  Class Z shareholders of the Fund may exchange their Class Z shares for Class Z shares of certain other Prudential Mutual Funds on the basis of the relative net asset value. PSI 401(k) Plan participants should contact the Prudential Securities Benefits Department about how to exchange their Class Z shares. The PSI Pension Plan may only exchange its Class Z shares for Class Z shares of those Prudential Mutual Funds which permit investment by the PSI Pension Plan. See "How to Buy Shares of the Fund" above. PSI 401(k) Plan participants who wish to transfer their Class Z shares out of the PSI 401(k) Plan following separation from service (i.e., voluntary or involuntary termination of employment or retirement) will have their Class Z shares exchanged for Class A shares at net asset value.

  THE INFORMATION ABOVE ALSO SUPPLEMENTS THE INFORMATION UNDER "FUND HIGHLIGHTS" IN THE RETAIL CLASS PROSPECTUS AS APPROPRIATE.

                         Prudential Equity Income Fund

                       SUPPLEMENT DATED MARCH 1, 1996 TO
                       PROSPECTUS DATED JANUARY 2, 1996

  THE FOLLOWING INFORMATION SUPPLEMENTS "GENERAL INFORMATION--DESCRIPTION OF SHARES" IN THE PROSPECTUS:

  The Fund is an open-end investment company which was organized under the laws of Massachusetts on September 18, 1986 as an unincorporated business trust, a form of organization that is commonly known as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares of beneficial interest, divided into four classes, designated Class A, Class B, Class C and Class Z shares. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to the PSI Cash Balance Pension Plan and to participants in the PSI 401(k) Plan, each an employee benefit plan sponsored by Prudential Securities. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fee. In accordance with the Fund's Declaration of Trust, the Trustees may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. Currently, the Fund is offering four classes, designated Class A, Class B, Class C and Class Z shares.

                            Prudential Mutual Funds

                       SUPPLEMENT DATED JANUARY 5, 1996

  THE FOLLOWING INFORMATION SUPPLEMENTS THE PROSPECTUS OF EACH OF THE FUNDS LISTED BELOW.

                               SHAREHOLDER GUIDE

HOW TO BUY SHARES OF THE FUND

REDUCTION AND WAIVER OF INITIAL SALES CHARGES.

  Other Waivers. In addition, Class A shares may be purchased at NAV, through Prudential Securities or the Transfer Agent, by the following persons: (a) officers and current and former Directors/Trustees of the Prudential Mutual Funds (including the Fund), (b) employees of Prudential Securities and PMF and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent, (c) employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries, (d) registered representatives and employees of dealers who have entered into a selected dealer agreement with Prudential Securities provided that purchases at NAV are permitted by such person's employer and (e) investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that (i) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities, or within one year in the case of Benefit Plans, (ii) the purchase is made with proceeds of a redemption of shares of any open-end fund sponsored by the financial adviser's previous employer (other than a money market fund or other no-load fund which imposes a distribution or service fee of .25 of 1% or less) and (iii) the financial adviser served as the client's broker on the previous purchase.

  You must notify the Transfer Agent either directly or through Prudential Securities or Prusec that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares acquired upon the reinvestment of dividends and distributions. See "Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges-- Class A Shares" in the Statement of Additional Information.

  Listed below are the names of the Prudential Mutual Funds and the dates of the Prospectuses to which this supplement relates.

NAME OF FUND                                                 PROSPECTUS DATE
------------                                                 ---------------
The BlackRock Government Income Trust....................... August 31, 1995
Global Utility Fund, Inc.................................... November 29, 1995
Nicholas-Applegate Fund, Inc................................ March 6, 1995
  Nicholas-Applegate Growth Equity Fund
Prudential Allocation Fund.................................. September 29, 1995
  Balanced Portfolio
  Strategy Portfolio
Prudential California Municipal Fund
  California Income Series.................................. November 1, 1995
  California Series......................................... November 1, 1995
Prudential Diversified Bond Fund, Inc....................... January 3, 1995
                                                             (As supplemented on
                                                             June 20, 1995)
Prudential Equity Fund, Inc................................. February 28, 1995
Prudential Equity Income Fund............................... January 2, 1996
Prudential Europe Growth Fund, Inc.......................... June 30, 1995
Prudential Global Genesis Fund, Inc......................... July 31, 1995
Prudential Global Limited Maturity Fund, Inc.
  Limited Maturity Portfolio................................ January 3, 1995
Prudential Global Natural Resources Fund, Inc............... July 31, 1995

NAME OF FUND                                                   PROSPECTUS DATE
------------                                                   ---------------
Prudential Government Income Fund, Inc........................ May 1, 1995
Prudential Growth Opportunity Fund, Inc....................... November 29, 1995
Prudential High Yield Fund, Inc............................... February 28, 1995
Prudential Intermediate Global Income Fund, Inc............... March 2, 1995
Prudential Jennison Fund, Inc................................. October 27, 1995
Prudential Mortgage Income Fund, Inc.......................... August 25, 1995
Prudential Multi-Sector Fund, Inc............................. June 30, 1995
Prudential Municipal Bond Fund................................ June 30, 1995
  Insured Series
  High Yield Series
  Intermediate Series
Prudential Municipal Series Fund
  Florida Series.............................................. November 1, 1995
  Hawaii Income Series........................................ November 1, 1995
  Maryland Series............................................. November 1, 1995
  Massachusetts Series........................................ November 1, 1995
  Michigan Series............................................. November 1, 1995
  New Jersey Series........................................... November 1, 1995
  New York Series............................................. November 1, 1995
  North Carolina Series....................................... November 1, 1995
  Ohio Series................................................. November 1, 1995
  Pennsylvania Series......................................... November 1, 1995
Prudential National Municipals Fund, Inc...................... February 28, 1995
Prudential Structured Maturity Fund, Inc...................... March 1, 1995
  Income Portfolio
Prudential Utility Fund, Inc.................................. March 1, 1995

The Prospectus is incorporated herein by reference in its entirety from Post-Effective Amendment No. 16 to the Registrant's Registration Statement (File No. 33-9269) filed on December 21, 1995.